Equity - Schedule of Reclassification, Without Considering Items Remaining in OCI (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	$ (43,555)	$ (7,424)	$ 35,263
Cash Flow Hedges [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	(13,701)	6,385
Fair Value Reserves [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	(67)	(267)
Reclassification During Year to Profit or Loss [member] | Cash Flow Hedges [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	(17,179)	10,309
Effective Valuation of Cash Flow Hedged [member] | Cash Flow Hedges [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	3,478	(3,924)
Valuations of Available For Sale Investments [member] | Fair Value Reserves [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	$ (67)	$ (267)